Stock-based Compensation - Narrative (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 09, 2026	Mar. 05, 2026	Mar. 31, 2026	Jul. 31, 2026	Apr. 24, 2026	Mar. 06, 2026
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)					46,069,000
Preferred stock, shares authorized (in shares)	100,000,000
MiniMed Group, Inc. 2026 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)						33,697,602
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Award vesting period					4 years
Unrecognized compensation expense					$ 7
Unrecognized compensation expense period					3 years 10 months 24 days
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued (in shares)		4,000,000.0
Unrecognized compensation expense					$ 56
Unrecognized compensation expense period					2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Aggregate Grant Date Fair Value				$ 46
RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense				$ 118
Unrecognized compensation expense period				1 year 4 months 24 days	11 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Aggregate Grant Date Fair Value				$ 16
PSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					3 years
PSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					1 year
IPO Grants | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	4 years
IPO Grants | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period	1 year
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance (in shares)			8,424,400
Percentage of outstanding stock			1.00%
ESPP purchase period			6 months
Employee subscription rate			10.00%
Percentage of common stock fair market value price			85.00%